Cost Optimization Program	12 Months Ended
Mar. 03, 2012
Cost Optimization Program [Abstract]
Cost Optimization Program
11.	COST OPTIMIZATION PROGRAM

On June 16, 2011, the Company announced a cost optimization program (the “Cost Optimization Program”) to streamline operations across the organization, which included a headcount reduction. The realignment is focused on eliminating redundancies and reallocating resources to enable the Company to focus on areas that offer the highest growth opportunities and align with the Company’s strategic objectives, such as accelerating new product introductions. The Company believes that a more efficient cost structure will better enable it to respond to new market opportunities and changes in the competitive environment. On July 25, 2011, the Company announced that it would be reducing its global workforce across all functions by approximately 2,000 employees, and that all impacted employees will receive severance packages and outplacement support. The Company incurred approximately $125 million in total pre-tax charges related to the Cost Optimization Program in fiscal 2012. Substantially all of the pre-tax charges are one-time employee termination benefits and the identification of redundant facilities. As of the end of the fiscal year 2012, the Cost Optimization Program, which was focused on headcount reductions and facilities redundancies, was substantially complete. The Company will continue to make any remaining payments for employee termination benefits during fiscal 2013. The payments for charges relating to redundant facilities will continue to be made until the end of the term of the facilities leases.

The following table sets forth the activity in the Company’s Cost Optimization Program for the fiscal year 2012:

	Employee Termination Benefits	Facilities Costs	Total
Balance as at February 28, 2011	$—	$—	$—
Charges incurred	73	52	125
Cash payments made	(63)	(9)	(72)
Foreign exchange adjustments	—	1	1

Balance as at March 3, 2012	$10	$44	$54

The cost optimization charge incurred in the fiscal year 2012 was as follows:

Cost of sales	$14
Research and development	23
Selling, marketing and administration	88

Total Program charge	$125

There were no cost optimization charges incurred during the fiscal year 2011.